Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	72 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000019283_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019283_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000019283_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019283_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019283_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019283_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019283_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019283_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019283_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019283_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019283_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019283_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000205069_0_LG_BBIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000205069_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205069_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000205069_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000205069_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000205069_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000205069_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000205069_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000205069_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000205069_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,626
C000038101_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000038101_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038101_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000038101_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000038101_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000038101_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000038101_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000038101_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000038101_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000038101_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000038101_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000038101_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000038102_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000038102_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038102_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000038102_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000038102_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000038102_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000038102_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000038102_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000038102_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000038102_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000038102_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000038102_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000038100_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000038100_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038100_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000038100_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000038100_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000038100_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000038100_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000038100_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000038100_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000038100_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000038100_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000038100_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000038098_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000038098_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038098_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000038098_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000038098_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000038098_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000038098_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000038098_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000038098_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000038098_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000038098_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000038098_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000182864_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Total Bond K6 Fund
C000182864_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182864_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,135
C000182864_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,068
C000182864_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,046
C000182864_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,905
C000182864_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,206
C000182864_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,854
C000182864_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,882
C000182864_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,779
C000182864_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,235
C000182864_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000182864_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182864_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,154
C000182864_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,047
C000182864_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,070
C000182864_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,786
C000182864_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,776
C000182864_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,420
C000182864_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,296
C000182864_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,047
C000182864_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,393
C000019272_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Total Bond Fund
C000019272_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019272_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,207
C000019272_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,151
C000019272_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,131
C000019272_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,979
C000019272_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,265
C000019272_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,865
C000019272_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,904
C000019272_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,834
C000019272_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,283
C000019272_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,530
C000019272_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019272_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019272_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019272_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019272_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019272_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019272_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019272_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019272_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019272_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019272_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019272_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000150510_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000150510_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000150510_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,216
C000150510_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,159
C000150510_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,150
C000150510_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,012
C000150510_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,310
C000150510_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,922
C000150510_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,971
C000150510_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,905
C000150510_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,381
C000150510_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,641
C000150510_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000150510_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000150510_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000150510_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000150510_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000150510_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000150510_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000150510_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000150510_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000150510_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000150510_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000150510_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000019276_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000019276_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000019276_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,769
C000019276_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,675
C000019276_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,578
C000019276_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,352
C000019276_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,588
C000019276_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,242
C000019276_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,248
C000019276_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,078
C000019276_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,477
C000019276_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,673
C000019276_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019276_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019276_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019276_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019276_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019276_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019276_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019276_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019276_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019276_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019276_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019276_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000019277_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000019277_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019277_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,202
C000019277_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,131
C000019277_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,105
C000019277_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,946
C000019277_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,226
C000019277_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,832
C000019277_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,866
C000019277_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,775
C000019277_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,228
C000019277_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,468
C000019277_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019277_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019277_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019277_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019277_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019277_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019277_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019277_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019277_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019277_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019277_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019277_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000019275_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000019275_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019275_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,099
C000019275_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,937
C000019275_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,780
C000019275_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,480
C000019275_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,630
C000019275_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,194
C000019275_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,123
C000019275_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,858
C000019275_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,249
C000019275_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,442
C000019275_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019275_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019275_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019275_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019275_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019275_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019275_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019275_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019275_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019275_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019275_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019275_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000019273_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000019273_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000019273_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,770
C000019273_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,677
C000019273_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,580
C000019273_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,352
C000019273_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,589
C000019273_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,246
C000019273_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,252
C000019273_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,082
C000019273_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,480
C000019273_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,677
C000019273_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019273_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019273_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019273_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019273_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019273_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019273_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019273_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019273_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019273_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019273_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019273_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000203458_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Government Bond Index Fund
C000203458_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203458_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,010
C000203458_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,052
C000203458_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,781
C000203458_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,563
C000203458_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,330
C000203458_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,128
C000203458_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,747
C000203458_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,012
C000203458_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government Bond Index
C000203458_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203458_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,019
C000203458_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,052
C000203458_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,816
C000203458_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,578
C000203458_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,340
C000203458_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,133
C000203458_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,744
C000203458_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,007
C000203458_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000203458_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203458_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,014
C000203458_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,033
C000203458_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,747
C000203458_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,737
C000203458_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,386
C000203458_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,262
C000203458_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,010
C000203458_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,356
C000019284_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Intermediate Government Income Fund
C000019284_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019284_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,008
C000019284_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,855
C000019284_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,575
C000019284_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,112
C000019284_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,992
C000019284_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,096
C000019284_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,024
C000019284_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,619
C000019284_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,020
C000019284_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,179
C000019284_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Intermediate Government Bond Index
C000019284_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019284_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,009
C000019284_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,883
C000019284_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,619
C000019284_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,196
C000019284_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,122
C000019284_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,285
C000019284_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,271
C000019284_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,914
C000019284_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,376
C000019284_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,549
C000019284_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019284_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019284_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019284_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019284_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019284_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019284_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019284_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019284_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019284_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019284_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019284_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000019283_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Government Income Fund
C000019283_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019283_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,958
C000019283_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,801
C000019283_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,715
C000019283_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,351
C000019283_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,174
C000019283_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,963
C000019283_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,719
C000019283_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,338
C000019283_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,577
C000019283_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,753
C000019283_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000019283_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019283_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,957
C000019283_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,832
C000019283_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,765
C000019283_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,447
C000019283_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,269
C000019283_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,091
C000019283_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,888
C000019283_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,520
C000019283_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,801
C000019283_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,982
C000019283_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government Bond Index
C000019283_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019283_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,916
C000019283_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,767
C000019283_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,774
C000019283_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,519
C000019283_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,287
C000019283_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,080
C000019283_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,878
C000019283_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,474
C000019283_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,730
C000019283_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,862
C000205069_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205069_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205069_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,027
C000205069_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,702
C000205069_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,520
C000205069_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,283
C000205069_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,041
C000205069_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,689
C000205069_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,947
C000205069_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,139
C000205069_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000205069_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205069_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,042
C000205069_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,740
C000205069_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,558
C000205069_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,350
C000205069_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,141
C000205069_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,790
C000205069_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,078
C000205069_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,264
C000205069_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government Bond Index
C000205069_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205069_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,132
C000205069_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,902
C000205069_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,662
C000205069_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,415
C000205069_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,206
C000205069_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,822
C000205069_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,087
C000205069_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,223
C000038101_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000038101_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000038101_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,530
C000038101_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,351
C000038101_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,201
C000038101_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,772
C000038101_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,565
C000038101_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,402
C000038101_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,134
C000038101_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,696
C000038101_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,889
C000038101_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,023
C000038101_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038101_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038101_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,957
C000038101_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,832
C000038101_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,765
C000038101_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,447
C000038101_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,269
C000038101_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,091
C000038101_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,888
C000038101_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,520
C000038101_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,801
C000038101_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,982
C000038101_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government Bond Index
C000038101_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038101_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,916
C000038101_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,767
C000038101_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,774
C000038101_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,519
C000038101_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,287
C000038101_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,080
C000038101_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,878
C000038101_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,474
C000038101_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,730
C000038101_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,862
C000038102_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000038102_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038102_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,954
C000038102_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,793
C000038102_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,712
C000038102_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,343
C000038102_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,162
C000038102_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,951
C000038102_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,693
C000038102_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,316
C000038102_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,550
C000038102_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,721
C000038102_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038102_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038102_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,957
C000038102_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,832
C000038102_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,765
C000038102_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,447
C000038102_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,269
C000038102_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,091
C000038102_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,888
C000038102_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,520
C000038102_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,801
C000038102_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,982
C000038102_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government Bond Index
C000038102_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038102_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,916
C000038102_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,767
C000038102_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,774
C000038102_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,519
C000038102_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,287
C000038102_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,080
C000038102_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,878
C000038102_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,474
C000038102_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,730
C000038102_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,862
C000038100_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000038100_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038100_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,851
C000038100_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,590
C000038100_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,380
C000038100_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,874
C000038100_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,590
C000038100_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,343
C000038100_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,014
C000038100_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,485
C000038100_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,672
C000038100_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,799
C000038100_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038100_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038100_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,957
C000038100_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,832
C000038100_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,765
C000038100_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,447
C000038100_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,269
C000038100_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,091
C000038100_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,888
C000038100_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,520
C000038100_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,801
C000038100_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,982
C000038100_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government Bond Index
C000038100_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038100_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,916
C000038100_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,767
C000038100_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,774
C000038100_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,519
C000038100_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,287
C000038100_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,080
C000038100_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,878
C000038100_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,474
C000038100_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,730
C000038100_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,862
C000038098_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000038098_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000038098_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,530
C000038098_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,350
C000038098_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,197
C000038098_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,768
C000038098_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,570
C000038098_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,396
C000038098_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,126
C000038098_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,684
C000038098_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,874
C000038098_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,005
C000038098_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038098_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038098_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,957
C000038098_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,832
C000038098_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,765
C000038098_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,447
C000038098_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,269
C000038098_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,091
C000038098_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,888
C000038098_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,520
C000038098_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,801
C000038098_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,982
C000038098_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government Bond Index
C000038098_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000038098_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,916
C000038098_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,767
C000038098_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,774
C000038098_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,519
C000038098_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,287
C000038098_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,080
C000038098_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,878
C000038098_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,474
C000038098_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,730
C000038098_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,862
C000227903_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Environmental Bond Fund
C000227903_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227903_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,116
C000227903_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,841
C000227903_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,748
C000227903_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,411
C000227903_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,699
C000227903_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227903_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227903_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227903_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227903_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227903_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227903_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,139
C000227903_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227903_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227903_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227903_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227903_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227903_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227903_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,796
C000227906_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000227906_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227906_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,118
C000227906_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,851
C000227906_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,766
C000227906_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,438
C000227906_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,736
C000227906_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227906_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227906_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227906_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227906_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227906_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227906_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,139
C000227906_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227906_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227906_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227906_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227906_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227906_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227906_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,796
C000227901_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000227901_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,600
C000227901_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,706
C000227901_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,466
C000227901_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,357
C000227901_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,970
C000227901_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,224
C000227901_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227901_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227901_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227901_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227901_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227901_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227901_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,139
C000227901_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227901_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227901_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227901_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227901_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227901_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227901_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,796
C000227904_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000227904_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227904_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,116
C000227904_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,844
C000227904_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,740
C000227904_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,407
C000227904_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,695
C000227904_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227904_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227904_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227904_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227904_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227904_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227904_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,139
C000227904_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227904_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227904_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227904_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227904_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227904_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227904_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,796
C000227905_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000227905_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227905_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,090
C000227905_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,736
C000227905_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,560
C000227905_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,129
C000227905_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,305
C000227905_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227905_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227905_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227905_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227905_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227905_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227905_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,139
C000227905_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227905_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227905_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227905_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227905_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227905_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227905_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,796
C000227902_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000227902_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,600
C000227902_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,706
C000227902_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,465
C000227902_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,355
C000227902_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,966
C000227902_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,219
C000227902_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227902_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227902_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227902_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227902_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227902_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227902_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,139
C000227902_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227902_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227902_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227902_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227902_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227902_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227902_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 9,796